UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2010
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		    May 14, 2010

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      23
						     ----------
Form 13F Information Table Value Total	              $117,911
						     ----------
						     (thousands)


Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Airtran Hldgs Inc.	       COM            00949P108     2330   458,759  SH         SOLE   NONE   458,759 	   0	0
Bank of New York Mellon Corp   COM            064058100     6176   200,000  SH	       SOLE   NONE   200,000 	   0	0
Covidien PLC	               SHS            G2554F105     5290   105,202  SH	       SOLE   NONE   105,202 	   0	0
Dyncorp Intl Inc	       CL A           26817C101     3478   302,700  SH	       SOLE   NONE   302,700 	   0	0
Ebay Inc.	               COM            278642103     6553   243,000  SH	       SOLE   NONE   243,000 	   0	0
Fidelity Natl Information Sv.  COM            31620M106     6086   259,646  SH	       SOLE   NONE   259,646 	   0	0
Fidelity National Financial, I CL A           31620R105     5928   400,000  SH	       SOLE   NONE   400,000 	   0	0
Hewlett Packard Co.	       COM            428236103     5315   100,000  SH	       SOLE   NONE   100,000 	   0	0
International Business Machs   COM            459200101     5885    45,887  SH	       SOLE   NONE    45,887 	   0	0
Lender Processing Services, IncCOM            52602E102     3876   102,688  SH	       SOLE   NONE   102,688 	   0	0
Mantech Intl Corp.	       CL A           564563104     2568    52,600  SH	       SOLE   NONE    52,600 	   0	0
McCormick & Co. Inc	       COM NON VTG    579780206     2160    56,308  SH	       SOLE   NONE    56,308 	   0	0
McDonalds Corp	               COM            580135101     4004    60,009  SH	       SOLE   NONE    60,009 	   0	0
Monsanto Co. New	       COM            61166W101     1071    15,000  SH	       SOLE   NONE    15,000 	   0	0
Nuance Communications, Inc     COM            67020Y100     2495   149,965  SH	       SOLE   NONE   149,965 	   0	0
Platinum Underwriters Hldgs L  COM            G7127P100     6736   181,648  SH	       SOLE   NONE   181,648 	   0	0
Schlumberger Ltd.	       COM            806857108     2317    36,517  SH	       SOLE   NONE    36,517 	   0	0
Scotts Miracle Gro Co	       CL A           810186106     9387   202,525  SH         SOLE   NONE   202,525 	   0	0
Stanley Inc	               COM            854532108     8400   296,910  SH         SOLE   NONE   296,910 	   0	0
Tempur Pedic Intl, Inc.	       COM            88023U101     6460   214,194  SH	       SOLE   NONE   214,194 	   0	0
Thomson Reuters Corp.	       COM            884903105     6160   169,694  SH	       SOLE   NONE   169,694 	   0	0
Ultra Clean Hldgs, Inc.	       COM            90385V107    14046 1,646,705  SH	       SOLE   NONE 1,646,705 	   0	0
Weatherford Intl, Ltd.	       REG            H27013103     1190    75,000  SH	       SOLE   NONE    75,000 	   0	0